Research and Development Expense - Schedule of Research and Development Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	€ (82,230)	€ (25,032)	€ (4,045)
Clinical Expenses
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(56,795)	(10,842)	(1,450)
Non-clinical Expenses
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(2,802)	(974)	(41)
Personnel Expense
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(6,752)	(3,363)	(994)
Manufacturing Costs
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(14,850)	(8,338)	(1,236)
Regulatory Expenses
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	(901)	(1,452)	(141)
Other R&D costs
Disclosure of detailed information about intangible assets [line items]
Total research and development expenses	€ (130)	€ (63)	€ (183)